Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.9%
250,900	iShares Global REIT ETF	$ 5,978,947	4 .9

	Total Exchange-Traded Funds
	(Cost $4,629,874)	5,978,947	4 .9

MUTUAL FUNDS: 95.1%
	Affiliated Investment Companies: 95.1%
2,154,233	Voya Global Bond Fund - Class R6	21,585,417	17 .4
2,529,521	Voya GNMA Income Fund - Class R6	21,728,586	17 .6
2,708,663	Voya High Yield Bond Fund - Class R6	21,750,561	17 .6
2,043,345	Voya Intermediate Bond Fund - Class R6	21,598,160	17 .5
113,103	Voya Large-Cap Growth Fund - Class R6	6,231,970	5 .0
212,486	(1) Voya MidCap Opportunities Fund - Class R6	5,998,478	4 .8
425,501	Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,391,031	5 .2
604,278	Voya Multi-Manager International Factors Fund - Class I	6,127,376	5 .0
365,202	Voya Small Company Fund - Class R6	6,248,600	5 .0

	Total Mutual Funds
	(Cost $109,113,665)	117,660,179	95 .1

	Total Investments in Securities (Cost $113,743,539)	$ 123,639,126	100 .0
	Assets in Excess of Other Liabilities	58,776	0 .0
	Net Assets	$ 123,697,902	100 .0

(1)	Non-income producing security.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,978,947	$–	$–	$5,978,947
Mutual Funds	117,660,179	–	–	117,660,179
Total Investments, at fair value	$123,639,126	$–	$–	$123,639,126

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,175,062	$3,016,558	$(99,013)	$492,810	$21,585,417	$222,691	$4,760	$-
Voya GNMA Income Fund - Class R6	18,059,552	3,728,430	(102,658)	43,262	21,728,586	90,157	1,115	-
Voya High Yield Bond Fund - Class R6	18,244,366	2,894,335	(103,938)	715,798	21,750,561	274,106	(164)	-
Voya Intermediate Bond Fund - Class R6	17,945,895	3,947,233	(101,913)	(193,055)	21,598,160	158,340	1,860	302,241
Voya Large-Cap Growth Fund - Class R6	5,198,896	1,997,234	(831,609)	(132,551)	6,231,970	16,669	141,781	715,059
Voya MidCap Opportunities Fund - Class R6	5,306,112	1,629,793	(526,876)	(410,551)	5,998,478	-	257,428	997,040
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,283,893	877,662	(368,896)	598,372	6,391,031	56,733	219,013	188,176
Voya Multi-Manager International Factors Fund - Class I	5,009,913	802,815	(231,447)	546,095	6,127,376	170,063	100,584	-
Voya Small Company Fund - Class R6	5,375,013	643,057	(762,605)	993,135	6,248,600	10,304	564,443	-
	$98,598,702	$19,537,117	$(3,128,955)	$2,653,315	$117,660,179	$999,063	$1,290,820	$2,202,516

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $114,480,224.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 9,166,550
Gross Unrealized Depreciation	(7,648)
Net Unrealized Appreciation	$ 9,158,902